Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]	Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2017		$ 4,899,664		$ 3,472,029	$ 83,077	$ 28,799	$ 5,178	$ (40,047)	$ 77,007	$ 1,350,628
Balance, shares at beginning of period at Dec. 31, 2017		442,724,309	442,724,000
Total comprehensive income
Net earnings		$ 68,123								68,123
OCI	[1]	(3,586)						(3,586)	(3,586)
Total comprehensive income		64,537						(3,586)	(3,586)	68,123
Income tax recovery (expense)		(59)		(59)
SBC expense	[1]	$ 1,249				651	598		1,249
RSUs released	[1]			1,473			(1,473)		(1,473)
RSUs released, shares		70,175	70,000
Dividends		$ (39,852)								(39,852)
Balance end of period at Mar. 31, 2018		$ 4,925,539		3,473,443	83,077	29,450	4,303	(43,633)	73,197	1,378,899
Balance, shares at end of period at Mar. 31, 2018		442,794,484	442,794,000
Balance at beginning of period at Dec. 31, 2017		$ 4,899,664		3,472,029	83,077	28,799	5,178	(40,047)	77,007	1,350,628
Balance, shares at beginning of period at Dec. 31, 2017		442,724,309	442,724,000
Total comprehensive income
Net earnings		$ 386,265
OCI		9,843
Total comprehensive income		396,108
Income tax recovery (expense)		(89)
Dividends										(79,739)
Balance end of period at Jun. 30, 2018		$ 5,234,615		3,489,643	83,077	29,836	5,109	(30,203)	87,819	1,657,153
Balance, shares at end of period at Jun. 30, 2018		443,559,922	443,560,000
Balance at beginning of period at Dec. 31, 2017		$ 4,899,664		3,472,029	83,077	28,799	5,178	(40,047)	77,007	1,350,628
Balance, shares at beginning of period at Dec. 31, 2017		442,724,309	442,724,000
Total comprehensive income
Income tax recovery (expense)		$ 1,923
Balance end of period at Dec. 31, 2018		$ 5,171,916		$ 3,516,437	83,077	31,002	5,970	(112,156)	7,893	1,647,586
Balance, shares at end of period at Dec. 31, 2018		444,336,361	444,336,000	444,336,361
Balance at beginning of period at Mar. 31, 2018		$ 4,925,539		$ 3,473,443	83,077	29,450	4,303	(43,633)	73,197	1,378,899
Balance, shares at beginning of period at Mar. 31, 2018		442,794,484	442,794,000
Total comprehensive income
Net earnings		$ 318,142								318,142
OCI	[1]	13,430						13,430	13,430
Total comprehensive income		331,572						13,430	13,430	318,142
Income tax recovery (expense)		(30)		(30)
SBC expense	[1]	1,394				584	810		1,394
Options exercised	[1]	$ 878		1,076		(198)			(198)
Options exercised, shares		46,800	47,000
RSUs released	[1]			4			(4)		(4)
RSUs released, shares		185	0
Dividends		$ (24,738)		15,150						(39,888)
Dividends (Note 19.2), shares		718,453	719,000
Balance end of period at Jun. 30, 2018		$ 5,234,615		3,489,643	83,077	29,836	5,109	(30,203)	87,819	1,657,153
Balance, shares at end of period at Jun. 30, 2018		443,559,922	443,560,000
Total comprehensive income
Net earnings		$ 40,850								40,850
OCI	[1]	(52,491)						(52,491)	(52,491)
Total comprehensive income		(11,641)						(52,491)	(52,491)	40,850
Income tax recovery (expense)		14,479		14,479
SBC expense	[1]	$ 2,789				1,166	1,623		2,789
RSUs released	[1]			762			(762)		(762)
RSUs released, shares		33,818	33,000
Realized gain on disposal of LTIs	[1]							(29,462)	(29,462)	29,462
Dividends		$ (68,326)		11,553						(79,879)
Dividends (Note 19.2), shares		742,621	743,000
Balance end of period at Dec. 31, 2018		$ 5,171,916		$ 3,516,437	83,077	31,002	5,970	(112,156)	7,893	1,647,586
Balance, shares at end of period at Dec. 31, 2018		444,336,361	444,336,000	444,336,361
Total comprehensive income
Net earnings		$ 57,349								57,349
OCI	[1]	20,602						20,602	20,602
Total comprehensive income		77,951						20,602	20,602	57,349
Income tax recovery (expense)		(92)		$ (92)
SBC expense	[1]	1,357				568	789		1,357
Options exercised		$ 14,890		18,762		(3,872)			(3,872)
Options exercised, shares		752,170	752,000
RSUs released	[1]			2,726			(2,726)		(2,726)
RSUs released, shares		130,730	131,000
Dividends		$ (40,074)								(40,074)
Balance end of period at Mar. 31, 2019		$ 5,225,948		3,537,833	83,077	27,698	4,033	(91,554)	23,254	1,664,861
Balance, shares at end of period at Mar. 31, 2019		445,219,261	445,219,000
Balance at beginning of period at Dec. 31, 2018		$ 5,171,916		$ 3,516,437	83,077	31,002	5,970	(112,156)	7,893	1,647,586
Balance, shares at beginning of period at Dec. 31, 2018		444,336,361	444,336,000	444,336,361
Total comprehensive income
Net earnings		$ (67,345)
OCI		48,672
Total comprehensive income		(18,673)
Income tax recovery (expense)		(986)
Dividends		(998,000)								(80,207)
Balance end of period at Jun. 30, 2019		$ 5,111,946		$ 3,560,705	83,077	26,771	4,843	(63,484)	51,207	1,500,034
Balance, shares at end of period at Jun. 30, 2019		446,265,488	446,265,000	446,265,488
Balance at beginning of period at Mar. 31, 2019		$ 5,225,948		$ 3,537,833	83,077	27,698	4,033	(91,554)	23,254	1,664,861
Balance, shares at beginning of period at Mar. 31, 2019		445,219,261	445,219,000
Total comprehensive income
Net earnings		$ (124,694)								(124,694)
OCI	[1]	28,070						28,070	28,070
Total comprehensive income		(96,624)						28,070	28,070	(124,694)
Income tax recovery (expense)		(894)		(894)
SBC expense	[1]	1,456				642	814		1,456
Options exercised	[1]	$ 5,501		7,070		(1,569)			(1,569)
Options exercised, shares		283,620	284,000
RSUs released	[1]			4			(4)		(4)
RSUs released, shares		185
Dividends		$ (23,441)		16,692						(40,133)
Dividends (Note 19.2), shares		762,422	762,000
Balance end of period at Jun. 30, 2019		$ 5,111,946		$ 3,560,705	$ 83,077	$ 26,771	$ 4,843	$ (63,484)	$ 51,207	$ 1,500,034
Balance, shares at end of period at Jun. 30, 2019		446,265,488	446,265,000	446,265,488

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.